Supplementary Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Payables and Accrued Expenses
Payroll and related amounts	$ 0	$ 0
Accrued expenses	141	146
Other payables and accrued expenses	$ 141	$ 146